UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-21224
Investment Company Act File Number
Eaton Vance Insured Michigan Municipal Bond Fund
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Address of Principal Executive Offices)
Maureen A. Gemma
Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
September 30
Date of Fiscal Year End
December 31, 2008
Date of Reporting Period

TABLE OF CONTENTS

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certifications
Item 1. Schedule of Investments

Eaton Vance Insured Michigan Municipal Bond Fund	as of December 31, 2008
PORTFOLIO OF INVESTMENTS (Unaudited)
Tax-Exempt Investments — 176.8%

Principal Amount
(000's omitted)	Security	Value

Electric Utilities — 4.8%
$920	Michigan Strategic Fund, (Detroit Edison Pollution Control), 5.45%, 9/1/29	$844,137

		$844,137

Escrowed/Prerefunded — 9.6%
$1,500	Michigan Hospital Finance Authority, (Sparrow Obligation Group), Prerefunded to 11/15/11, 5.625%, 11/15/36	$1,678,845

		$1,678,845

Hospital — 13.6%
$400	Michigan Hospital Finance Authority, (Chelsea Community Hospital), 5.00%, 5/15/30	$259,504
1,000	Michigan Hospital Finance Authority, (Oakwood Hospital System), 5.75%, 4/1/32	763,580
1,500	Michigan Hospital Finance Authority, (Trinity Health), 5.375%, 12/1/30	1,348,545

		$2,371,629

Insured-Electric Utilities — 2.3%
$500	Michigan Strategic Fund, (Detroit Edison Co.), (XLCA), 5.25%, 12/15/32	$399,765

		$399,765

Insured-Escrowed/Prerefunded — 50.0%
$750	Detroit School District, (School Bond Loan Fund), (FSA), Prerefunded to 5/1/12, 5.125%, 5/1/31	$825,833
1,250	Detroit Sewer Disposal, (FGIC), Prerefunded to 7/1/11, 5.125%, 7/1/31	1,349,087
1,500	Lansing Building Authority, (MBIA), Prerefunded to 6/1/13, 5.00%, 6/1/29	1,685,580
1,150	Michigan Hospital Finance Authority, (St. John Health System), (AMBAC), Escrowed to Maturity, 5.00%, 5/15/28	1,156,060
1,750	Michigan House of Representatives, (AMBAC), Escrowed to Maturity, 0.00%, 8/15/22	928,165
2,615	Michigan House of Representatives, (AMBAC), Escrowed to Maturity, 0.00%, 8/15/23	1,303,211
1,300	Reed City Public Schools, (FSA), Prerefunded to 5/1/14, 5.00%, 5/1/29	1,480,232

		$8,728,168

Insured-General Obligations — 24.2%
$1,960	Grand Rapids and Kent County Joint Building Authority, (DeVos Place), (MBIA), 0.00%, 12/1/27(1)	$673,182
750	Greenville Public Schools, (MBIA), 5.00%, 5/1/25	749,948
1,330	Okemos Public School District, (MBIA), 0.00%, 5/1/19	783,037
1,000	Pinconning Area Schools, (FSA), 5.00%, 5/1/33	947,400
1,000	Royal Oak, (AGC), 6.25%, 10/1/28	1,072,300

		$4,225,867

Insured-Hospital — 8.6%
$500	Michigan Hospital Finance Authority, (Mid-Michigan Obligation Group), (AMBAC), 5.00%, 4/15/32	$355,840
1,590	Royal Oak Hospital Finance Authority, (William Beaumont Hospital), (MBIA), 5.25%, 11/15/35	1,149,252

		$1,505,092

Principal Amount
(000’s omitted)	Security	Value

Insured-Lease Revenue/Certificates of Participation — 8.8%
$3,100	Michigan State Building Authority, (FGIC), 0.00%, 10/15/30	$699,639
1,000	Michigan State Building Authority, (FGIC), (FSA), 0.00%, 10/15/29	260,830
795	Puerto Rico Public Buildings Authority, (CIFG), 5.25%, 7/1/36	584,365

		$1,544,834

Insured-Public Education — 17.7%
$1,500	Central Michigan University, (AMBAC), 5.05%, 10/1/32	$1,345,125
750	Lake Superior State University, (AMBAC), 5.125%, 11/15/26	624,847
1,200	Wayne University, (MBIA), 5.00%, 11/15/37	1,116,876

		$3,086,848

Insured-Sewer Revenue — 2.2%
$500	Detroit Sewer Disposal System, (MBIA), 4.50%, 7/1/35	$375,565

		$375,565

Insured-Special Tax Revenue — 16.0%
$7,030	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	$258,282
845	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	72,543
1,675	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	133,649
1,115	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	82,421
1,500	Wayne Charter County, (Airport Hotel-Detroit Metropolitan Airport), (MBIA), 5.00%, 12/1/30	1,357,290
1,000	Ypsilanti Community Utilities Authority, (Sanitary Sewer System), (FGIC), 5.00%, 5/1/32	891,300

		$2,795,485

Insured-Utilities — 8.4%
$1,000	Lansing Board of Water and Light, (Water Supply, Steam and Electric Utility), (FSA), 5.00%, 7/1/25(2)	$979,110
510	Lansing Board of Water and Light, (Water Supply, Steam and Electric Utility), (FSA), 5.00%, 7/1/26	487,091

		$1,466,201

Insured-Water Revenue — 8.3%
$1,600	Detroit Water Supply System, (FGIC), 5.00%, 7/1/30	$1,449,328

		$1,449,328

Private Education — 2.3%
$500	Michigan Higher Education Facilities Authority, (Hillsdale College), 5.00%, 3/1/35	$402,750

		$402,750

Total Tax-Exempt Investments — 176.8% (identified cost $33,531,933)		$30,874,514

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (76.3)%		$(13,325,466)

Other Assets, Less Liabilities — (0.5)%		$(81,484)

Net Assets Applicable to Common Shares — 100.0%		$17,467,564

AGC	- Assured Guaranty Corp.

AMBAC	- AMBAC Financial Group, Inc.

CIFG	- CIFG Assurance North America, Inc.

FGIC	- Financial Guaranty Insurance Company

FSA	- Financial Security Assurance, Inc.

MBIA	- Municipal Bond Insurance Association

XLCA	- XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Michigan municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2008, 82.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.3% to 26.4% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(2)	Security (or a portion thereof) has been pledged as collateral for open swap contracts.

A summary of financial instruments at December 31, 2008 is as follows:
Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation

3/09	11 U.S. Treasury Bond	Short	$(1,370,578)	$(1,518,516)	$(147,938)
3/09	4 U.S. Treasury Note	Short	(491,236)	(503,000)	(11,764)

					$(159,702)

Interest Rate Swaps

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation

JPMorgan Chase Co.	$450,000	4.743%	3-month USD- LIBOR-BBA	September 14, 2009 / September 14, 2039	$(169,859)
Merrill Lynch Capital Services, Inc.	675,000	4.682	3-month USD-LIBOR-BBA	April 1, 2009 / April 1, 2039	(255,015)
Morgan Stanley Capital Services, Inc.	350,000	4.691	3-month USD- LIBOR-BBA	June 11, 2009 / June 11, 2039	(131,339)

					$(556,213)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.
At December 31, 2008, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$33,524,844

Gross unrealized appreciation	$1,013,535
Gross unrealized depreciation	(3,663,865)

Net unrealized depreciation	$(2,650,330)

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective October 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At December 31, 2008, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*
Level 1	Quoted Prices	$—	$(159,702)
Level 2	Other Significant Observable Inputs	30,874,514	(556,213)
Level 3	Significant Unobservable Inputs	—	—

Total		$30,874,514	$(715,915)

*	Other financial instruments include futures and interest rate swap contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation (depreciation) on the instrument.
The Fund held no investments or other financial instruments as of September 30, 2008 whose fair value was determined using Level 3 inputs.
For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Insured Michigan Municipal Bond Fund

By:	/s/ Cynthia J. Clemson Cynthia J. Clemson
President

Date:	February 23, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson Cynthia J. Clemson
President

Date:	February 23, 2009

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	February 23, 2009